Income Taxes - Schedule of Components of Deferred Income Tax (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Deferred tax assets
Accrued expenses	¥ 29,943	¥ 38,204
Advertising expenses carry-forwards		18,008
Net operating loss carry-forwards	471,933	614,232
Total deferred tax assets	501,876	670,444
Less: valuation allowance	(501,876)	(643,645)
Deferred tax assets, net		26,799
Deferred tax liabilities
Deferred costs	(3,742)	(5,984)
Total deferred tax liabilities	¥ (3,742)	¥ (5,984)